Condensed Consolidated and Combined Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013 Predecessor [Member]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	8,192,915	8,192,915
Common stock, shares outstanding	8,192,915	8,192,915